INVESTMENT IN AFFILIATES (Summary of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance sheets:
Current assets	$ 75,150	$ 71,981
Non-current assets	51,501	35,405	$ 33,979
Current liabilities	28,990	24,577
Statements of operation:
Revenues	84,556	77,973	75,359
Gross profit (loss)	15,928	11,270	8,435
Net income (losses) attributable to the Company	(1,562)	(3,562)	(5,329)
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	913	358
Non-current assets	1,168	1,091
Current liabilities	1,426	1,154
Statements of operation:
Revenues	1,277	501	413
Gross profit (loss)	605	(22)	(153)
Net income (loss)	365	(148)	(365)
Net income (losses) attributable to the Company	$ 184	$ (76)	$ (185)